RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Assets and liabilities measured and disclosed at fair value
The following table presents our company's assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2021				December 31, 2020
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$396	$—	$—	$396	$355
Restricted cash(1)	288	—	—	288	229
Financial instrument assets(1)
Energy derivative contracts	—	64	18	82	104
Interest rate swaps	—	23	—	23	—
Foreign exchange swaps	—	41	—	41	4
Property, plant and equipment	—	—	34,248	34,248	36,097
Liabilities measured at fair value:
Financial instrument liabilities(1)
Energy derivative contracts	—	(149)	(19)	(168)	(27)
Interest rate swaps	—	(175)	—	(175)	(244)
Foreign exchange swaps	—	(5)	—	(5)	(23)
Tax equity	—	—	(347)	(347)	(402)
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares(2)	(6,642)	—	—	(6,642)	(7,430)
Non-recourse borrowing(1)	(1,979)	(12,108)	—	(14,087)	(14,595)
Total	$(7,937)	$(12,309)	$33,900	$13,654	$14,068
(1)Includes both the current amount and long-term amounts
(2)BEPC class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(m) – Basis of presentation and significant accounting policies on the annual report, the BEPC class C shares meet certain qualifying criteria and are presented as equity. See Note 9 – BEPC Exchangeable shares, BEPC Class B shares and BEPC Class C shares

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of our company's net financial instrument positions are as follows:

	June 30, 2021			December 31, 2020
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$82	$168	$(86)	$77
Interest rate swaps	23	175	(152)	(244)
Foreign exchange swaps	41	5	36	(19)
Tax equity	—	347	(347)	(402)
Total	146	695	(549)	(588)
Less: current portion	95	272	(177)	(158)
Long-term portion	$51	$423	$(372)	$(430)

Unrealized gains (losses) included in foreign exchange and unrealized financial instrument loss
The following table reflects the gains (losses) included in Foreign exchange and financial instrument loss in the interim consolidated statements of income for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Energy derivative contracts	$(44)	$(6)	$(63)	$(1)
Interest rate swaps	8	(17)	33	(20)
Foreign exchange swaps	3	(16)	48	32
Tax equity	2	(12)	16	(11)
Foreign exchange gain (loss)	13	10	(18)	(6)
	$(18)	$(41)	$16	$(6)

Unrealized gains (losses) included in other comprehensive income
The following table reflects the gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive loss for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Energy derivative contracts	$(71)	$(12)	$(23)	$28
Interest rate swaps	(3)	(9)	37	(60)
Foreign exchange swaps	(9)	—	(2)	—
	(83)	(21)	12	(32)
Foreign exchange swaps - net investment	5	—	26	21
	$(78)	$(21)	$38	$(11)

Reclassification adjustments recognized in net income
The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive loss for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Energy derivative contracts	$(1)	$(17)	$(63)	$(41)
Interest rate swaps	1	1	3	4
	$—	$(16)	$(60)	$(37)